INVENTORY (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,158,052	$ 1,228,412
Reserve inventory write down	77,047
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,012,881	$ 1,161,511